Income tax (Tables)	12 Months Ended
Dec. 31, 2025
Income taxes paid (refund) [abstract]
Schedule of reconciliation between statutory and effective income tax
The following table reconciles the Company’s theoretical tax expense to its effective tax expense:

	For the year ended December 31,
(in thousands of euros)	2025	2024	2023
Net loss	(23,961)	(68,132)	(39,700)
Effective tax expense	3	101	120
Recurring loss before tax	(23,959)	(68,031)	(39,580)
Theoretical tax rate (statutory rate in France)	25.00%	25.00%	25.00%
Theoretical tax (benefit) expense	(5,990)	(17,008)	(9,895)
Share-based payment	885	1,074	805
Other permanent differences	(108)	195	(660)
Other non-taxable items (CIR)	(704)	(811)	(985)
Unrecognized deferred tax on timing differences and tax losses	5,920	16,651	10,854
Effective tax expense	3	101	120
Effective tax rate	0.0%	(0.1)%	(0.3)%